Pacer Trendpilot International ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Australia - 5.9%
ANZ Group Holdings Ltd.	26,145	$496,683
Aristocrat Leisure Ltd.	5,519	195,688
ASX Ltd.	1,654	70,274
BHP Group Ltd. - ADR (a)	22,032	1,223,437
Brambles Ltd.	11,812	120,192
Cochlear Ltd.	569	128,377
Coles Group Ltd.	11,381	134,711
Commonwealth Bank of Australia	14,331	1,288,522
Computershare Ltd.	4,883	88,293
CSL Ltd.	4,182	847,028
EBOS Group Ltd.	1,335	28,603
Fortescue Ltd.	14,396	177,647
Macquarie Group Ltd.	3,047	418,044
National Australia Bank Ltd.	26,458	667,519
QBE Insurance Group Ltd.	12,694	150,086
Ramsay Health Care Ltd.	1,589	48,288
REA Group Ltd.	440	58,877
Rio Tinto Ltd.	3,158	242,617
Santos Ltd.	27,600	144,212
Sonic Healthcare Ltd.	4,014	72,606
South32 Ltd.	38,630	77,555
Suncorp Group Ltd.	10,771	125,448
Telstra Group Ltd.	34,375	88,569
Transurban Group	26,191	222,830
Wesfarmers Ltd.	9,629	463,765
Westpac Banking Corp.	29,687	578,531
WiseTech Global Ltd.	1,553	96,541
Woodside Energy Group Ltd. - ADR (a)	16,412	299,355
Woolworths Group Ltd.	10,361	233,757
		8,788,055

Austria - 0.3%
Andritz AG	610	39,049
Erste Group Bank AG	3,028	157,561
EVN AG	307	10,034
OMV AG	1,200	50,260
Raiffeisen Bank International AG	1,149	22,396
Strabag SE	105	4,398
Telekom Austria AG	1,190	11,024
Verbund AG	713	57,102
voestalpine AG	900	23,045
		374,869

Belgium - 0.6%
Anheuser-Busch InBev SA/NV - ADR (a)	7,681	457,020
Groupe Bruxelles Lambert NV	820	61,234
KBC Groep NV	2,878	223,138
UCB SA	1,028	172,056
		913,448

Canada - 9.4%
Agnico Eagle Mines Ltd.	4,234	326,738
Alimentation Couche-Tard, Inc.	6,183	381,150
Bank of Montreal	6,237	525,966
Barrick Gold Corp.	14,995	277,558
BCE, Inc.	2,569	86,652
Brookfield Corp.	12,125	591,094
Canadian Imperial Bank of Commerce	8,024	414,761
Canadian National Railway Co.	4,923	569,837
Canadian Natural Resources Ltd.	18,566	658,722
Canadian Pacific Kansas City Ltd. (a)	8,116	680,283
Cenovus Energy, Inc.	11,434	230,166
CGI, Inc. (b)	1,781	202,981
Constellation Software, Inc.	167	526,926
Enbridge, Inc. (a)	18,454	690,549
Fortis, Inc. (a)	4,139	173,176
Franco-Nevada Corp. (a)	1,716	221,295
Great-West Lifeco, Inc.	2,300	69,084
Imperial Oil Ltd.	1,372	98,180
Intact Financial Corp.	1,576	286,400
Loblaw Cos. Ltd.	1,272	156,852
Manulife Financial Corp.	15,339	408,478
National Bank of Canada	2,878	240,721
Nutrien Ltd.	4,220	216,064
Pembina Pipeline Corp.	4,956	191,995
Power Corp. of Canada	4,735	137,045
Restaurant Brands International, Inc. (a)	2,660	186,173
Rogers Communications, Inc. - Class B (a)	3,161	122,173
Royal Bank of Canada	12,108	1,352,948
Shopify, Inc. - Class A (b)	10,497	642,416
Sun Life Financial, Inc.	4,997	247,901
Suncor Energy, Inc.	10,954	437,284
TC Energy Corp.	8,810	373,632
Teck Resources Ltd. - Class B	3,898	191,041
TELUS Corp. (a)	4,067	65,641
The Bank of Nova Scotia (a)	10,524	491,155
The Toronto-Dominion Bank	15,167	895,308
Thomson Reuters Corp.	1,268	205,315
Tourmaline Oil Corp.	2,997	131,871
Wheaton Precious Metals Corp. (a)	3,824	228,522
		13,934,053

Denmark - 3.0%
AP Moller - Maersk AS - Class A	20	32,485
AP Moller - Maersk AS - Class B	40	66,305
Coloplast AS - Class B	1,062	138,091
DSV AS	1,523	279,182
Novo Nordisk AS - ADR (a)	27,591	3,659,394
Orsted AS (b)(c)	1,608	95,705
Vestas Wind Systems AS (b)	8,597	212,263
		4,483,425

Finland - 0.8%
Kone Oyj - Class B	3,430	175,064
Neste Oyj	3,670	74,115
Nokia Oyj - ADR (a)	44,880	175,930
Nordea Bank Abp	29,977	351,437
Sampo Oyj - Class A	3,967	173,749
UPM-Kymmene Oyj	4,545	150,172
		1,100,467

France - 8.0%
Air Liquide SA	4,939	902,169
AXA SA	14,969	526,345
BNP Paribas SA	8,593	590,164
Capgemini SE	1,325	263,279
Christian Dior SE	30	19,773
Credit Agricole SA	9,519	144,536
Danone SA	5,375	349,957
Dassault Systemes SE	5,700	216,156
Engie SA	14,904	234,528
EssilorLuxottica SA	2,485	569,345
Hermes International SCA	289	632,735
Kering	599	184,433
L'Oreal SA	1,985	860,704
LVMH Moet Hennessy Louis Vuitton SE - ADR (a)	11,146	1,565,344
Pernod Ricard SA	1,699	228,004
Safran SA	2,998	658,976
Sanofi SA - ADR (a)	19,062	987,602
Schneider Electric SE - ADR	23,108	1,112,881
TotalEnergies SE - ADR (a)	19,046	1,290,938
Vinci SA	4,337	495,657
		11,833,526

Germany - 6.3%
adidas AG	1,410	352,958
Allianz SE	3,347	944,694
BASF SE	7,553	352,310
Bayer AG - ADR	33,432	249,403
Bayerische Motoren Werke AG	2,468	229,225
Beiersdorf AG	840	122,000
BioNTech SE - ADR (a)(b)	767	66,116
Daimler AG	6,806	450,492
Daimler Truck Holding AG	4,408	170,500
Deutsche Boerse AG	1,612	330,425
Deutsche Post AG	8,059	359,777
Deutsche Telekom AG	30,203	790,050
E.ON SE	19,089	267,845
Hapag-Lloyd AG (c)	72	12,810
Henkel AG & Co. KGaA	840	65,136
Infineon Technologies AG	11,081	384,357
Merck KGaA	1,104	198,099
Muenchener Rueckversicherungs-Gesellschaft AG	1,157	570,486
RWE AG	5,759	214,965
SAP SE - ADR (a)	8,768	1,855,309
Sartorius AG	20	4,481
Siemens AG - ADR	12,898	1,178,877
Siemens Healthineers AG (c)	2,400	128,909
Uniper SE (b)	34	1,590
Volkswagen AG	250	29,518
		9,330,332

Hong Kong - 1.5%
AIA Group Ltd. - ADR	24,244	647,557
BOC Hong Kong Holdings Ltd.	30,547	88,949
Budweiser Brewing Co. APAC Ltd. (c)	14,633	17,812
Chow Tai Fook Jewellery Group Ltd.	19,549	17,765
CK Asset Holdings Ltd.	16,171	61,887
CK Hutchison Holdings Ltd.	22,789	119,591
CK Infrastructure Holdings Ltd.	5,136	34,282
CLP Holdings Ltd.	14,170	121,607
Galaxy Entertainment Group Ltd.	17,093	71,869
Hang Seng Bank Ltd.	6,170	75,695
Henderson Land Development Co. Ltd.	11,096	31,174
Hong Kong & China Gas Co. Ltd.	91,985	74,998
Hong Kong Exchanges & Clearing Ltd.	10,125	300,399
MTR Corp. Ltd.	13,199	42,742
Prudential PLC - ADR (a)	11,523	209,719
Sun Hung Kai Properties Ltd.	12,797	111,134
Techtronic Industries Co. Ltd.	11,226	143,830
Wharf Real Estate Investment Co. Ltd.	13,152	32,355
		2,203,365

Ireland - 0.8%
Experian PLC	7,842	370,183
Flutter Entertainment PLC (b)	1,505	297,467
ICON PLC (b)	701	230,237
James Hardie Industries PLC (b)	3,745	133,889
Kerry Group PLC - Class A	1,330	124,364
Ryanair Holdings PLC - ADR (a)	781	79,115
		1,235,255

Israel - 0.9%
Airport City Ltd. (b)	555	7,671
Amot Investments Ltd.	1,840	7,452
Azrieli Group Ltd.	315	19,340
Bank Hapoalim BM	10,696	98,291
Bank Leumi Le-Israel BM	13,028	112,484
Bezeq The Israeli Telecommunication Corp. Ltd.	17,171	19,440
Big Shopping Centers Ltd. (b)	100	9,764
Check Point Software Technologies Ltd. (b)	799	146,577
CyberArk Software Ltd. (a)(b)	359	92,040
Delek Group Ltd.	92	9,525
Elbit Systems Ltd.	216	38,607
First International Bank Of Israel Ltd.	450	18,177
Global-e Online Ltd. (b)	810	27,799
ICL Group Ltd.	6,139	25,771
Inmode Ltd. (a)(b)	608	11,017
Isracard Ltd.	1	3
Israel Corp. Ltd.	40	8,412
Israel Discount Bank Ltd. - Class A	10,514	53,760
JFrog Ltd. (b)	678	26,144
Melisron Ltd.	218	15,281
Mivne Real Estate KD Ltd.	5,072	11,710
Mizrahi Tefahot Bank Ltd.	1,274	46,034
Monday.com Ltd. (b)	214	49,179
Nice Ltd. - ADR (a)(b)	547	99,007
Nova Ltd. (b)	246	49,468
Phoenix Holdings Ltd.	1,450	14,000
Shapir Engineering and Industry Ltd. (b)	1,218	6,776
Strauss Group Ltd.	430	6,280
Teva Pharmaceutical Industries Ltd. - ADR (b)	9,531	166,125
Tower Semiconductor Ltd. (b)	952	38,403
Wix.com Ltd. (b)	492	76,715
		1,311,252

Italy - 1.9%
Davide Campari-Milano NV	4,547	41,041
Enel SpA	65,579	467,996
Eni SpA	19,962	319,694
Ferrari NV	1,076	442,977
Generali	9,410	243,703
Intesa Sanpaolo SpA	136,539	554,209
PRADA SpA	4,340	31,330
Snam SpA	17,424	83,292
Terna - Rete Elettrica Nazionale	11,961	99,546
UniCredit SpA	14,357	589,740
		2,873,528

Japan - 22.9%
Advantest Corp.	6,515	262,200
Aeon Co. Ltd.	7,408	169,864
AGC, Inc.	1,930	69,558
Aisin Corp.	1,559	53,595
Ajinomoto Co., Inc.	4,501	187,215
ANA Holdings, Inc.	1,369	26,287
Asahi Group Holdings Ltd.	4,313	159,933
Asahi Kasei Corp.	11,852	86,553
Astellas Pharma, Inc.	15,383	179,445
Bandai Namco Holdings, Inc.	5,670	121,345
Bridgestone Corp.	4,979	205,568
Canon, Inc.	8,622	272,925
Capcom Co. Ltd.	2,852	60,960
Central Japan Railway Co.	8,759	207,274
Chubu Electric Power Co., Inc.	6,444	81,451
Chugai Pharmaceutical Co. Ltd.	5,422	239,204
Daifuku Co. Ltd.	3,230	59,100
Dai-ichi Life Holdings, Inc.	8,412	260,999
Daiichi Sankyo Co. Ltd.	16,888	693,084
Daikin Industries Ltd.	2,510	367,021
Daiwa House Industry Co. Ltd.	5,660	162,200
Denso Corp.	19,106	320,633
Dentsu Group, Inc.	1,957	52,294
Disco Corp.	761	251,254
East Japan Railway Co.	9,648	181,941
Eisai Co. Ltd.	2,517	96,779
ENEOS Holdings, Inc.	25,781	136,335
FANUC Corp.	8,012	241,208
Fast Retailing Co. Ltd.	1,700	472,648
FUJIFILM Holdings Corp.	10,563	252,432
Fujitsu Ltd.	14,791	269,793
Hamamatsu Photonics KK	1,260	36,579
Hankyu Hanshin Holdings, Inc.	2,167	62,274
Hitachi Ltd.	39,678	870,874
Honda Motor Co. Ltd. - ADR	13,789	445,385
Hoya Corp.	2,985	377,397
Inpex Corp.	7,973	123,796
Isuzu Motors Ltd.	5,292	73,036
ITOCHU Corp.	12,480	648,388
Japan Airlines Co. Ltd.	1,230	20,223
Japan Exchange Group, Inc.	4,502	106,656
Japan Post Bank Co. Ltd.	11,999	126,194
Japan Post Holdings Co. Ltd.	15,918	170,438
Japan Tobacco, Inc.	9,357	276,953
JFE Holdings, Inc.	4,971	73,335
Kansai Electric Power Co., Inc.	7,022	120,584
Kao Corp.	3,969	174,969
KDDI Corp.	12,709	383,463
Keyence Corp.	1,704	749,485
Kikkoman Corp.	8,256	104,161
Kirin Holdings Co. Ltd.	6,917	98,372
Kobe Bussan Co. Ltd.	1,238	32,709
Komatsu Ltd.	8,278	240,761
Konami Group Corp.	884	67,330
Kubota Corp.	9,039	131,538
Kyocera Corp.	11,810	149,867
Kyowa Kirin Co. Ltd.	2,159	45,816
Lasertec Corp.	684	122,504
LY Corp.	22,707	56,538
M3, Inc.	3,642	34,170
Marubeni Corp.	14,438	275,691
MEIJI Holdings Co. Ltd.	2,347	59,519
MINEBEA MITSUMI, Inc.	3,632	87,960
Mitsubishi Chemical Group Corp.	12,171	72,650
Mitsubishi Corp.	35,636	747,903
Mitsubishi Electric Corp.	18,254	316,936
Mitsubishi Estate Co. Ltd.	11,256	193,442
Mitsubishi HC Capital, Inc.	8,230	59,910
Mitsubishi Heavy Industries Ltd.	28,731	350,974
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	104,939	1,219,391
Mitsui & Co. Ltd.	26,258	618,743
Mitsui Fudosan Co. Ltd.	23,904	251,079
Mitsui OSK Lines Ltd.	3,084	99,063
Mizuho Financial Group, Inc.	21,556	496,146
MS&AD Insurance Group Holdings, Inc.	11,353	271,463
Murata Manufacturing Co. Ltd.	16,034	358,666
NEC Corp.	2,317	201,068
Nexon Co. Ltd.	3,856	84,299
NIDEC CORP	4,468	199,771
Nintendo Co. Ltd. - ADR	40,145	550,789
Nippon Paint Holdings Co. Ltd.	9,072	58,003
Nippon Steel Corp.	8,078	176,869
Nippon Telegraph & Telephone Corp.	253,961	271,922
Nippon Yusen KK	3,945	129,011
Nissan Motor Co. Ltd.	20,098	65,229
Nissin Foods Holdings Co. Ltd.	2,139	63,868
Nitori Holdings Co. Ltd.	745	88,845
Nitto Denko Corp.	1,278	112,099
Nomura Holdings, Inc. - ADR	24,700	152,893
Nomura Research Institute Ltd.	3,941	122,856
NTT Data Group Corp.	5,008	78,878
Obic Co. Ltd.	569	86,601
Olympus Corp.	10,081	175,234
Omron Corp.	1,759	65,414
Ono Pharmaceutical Co. Ltd.	4,137	61,791
Oracle Corp. Japan	292	23,839
Oriental Land Co. Ltd./Japan	9,959	284,666
ORIX Corp.	9,979	244,071
Osaka Gas Co. Ltd.	3,547	80,669
Otsuka Holdings Co. Ltd.	4,745	245,889
Pan Pacific International Holdings Corp.	4,537	119,357
Panasonic Holdings Corp.	20,860	173,503
Rakuten Group, Inc. (b)	12,545	73,894
Recruit Holdings Co. Ltd.	14,124	816,298
Renesas Electronics Corp.	11,689	201,156
Resona Holdings, Inc.	20,084	146,402
Rohm Co. Ltd.	2,979	40,746
Secom Co. Ltd.	1,797	115,422
Sekisui House Ltd.	5,634	142,162
Seven & i Holdings Co. Ltd.	20,353	245,980
SG Holdings Co. Ltd.	4,137	42,073
Shimadzu Corp.	2,344	69,754
Shimano, Inc.	700	124,902
Shin-Etsu Chemical Co. Ltd.	17,129	771,580
Shionogi & Co. Ltd.	2,387	105,117
Shiseido Co. Ltd.	3,400	107,126
SMC Corp.	515	254,913
SoftBank Corp.	24,018	315,045
SoftBank Group Corp. - ADR	17,992	549,477
Sompo Holdings, Inc.	8,479	196,233
Sony Group Corp. - ADR (a)	10,816	958,189
Subaru Corp.	5,232	104,305
Sumitomo Corp.	10,400	262,282
Sumitomo Electric Industries Ltd.	6,749	104,070
Sumitomo Metal Mining Co. Ltd.	2,323	71,486
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	56,206	813,863
Sumitomo Mitsui Trust Holdings, Inc.	6,197	158,891
Sumitomo Realty & Development Co. Ltd.	4,052	135,324
Suntory Beverage & Food Ltd.	1,082	39,162
Suzuki Motor Corp.	16,700	196,146
Sysmex Corp.	4,070	67,174
Taiyo Nippon Sanso Corp.	1,808	59,983
Takeda Pharmaceutical Co. Ltd. - ADR (a)	27,376	379,979
TDK Corp.	3,301	232,142
Terumo Corp.	12,703	229,460
Toho Co. Ltd./Tokyo	1,072	38,771
Tokio Marine Holdings, Inc.	17,000	683,382
Tokyo Electron Ltd. - ADR	8,198	862,020
Tokyo Gas Co. Ltd.	3,444	75,913
Tokyu Corp.	5,309	64,553
Toray Industries, Inc.	13,874	72,730
Toyota Industries Corp.	1,610	137,888
Toyota Motor Corp. - ADR (a)	10,349	2,003,049
Toyota Tsusho Corp.	6,060	122,693
Unicharm Corp.	3,755	125,781
West Japan Railway Co.	4,161	82,106
Yakult Honsha Co. Ltd.	2,599	53,540
Yamaha Motor Co. Ltd.	8,915	84,208
Yaskawa Electric Corp.	2,274	79,815
		34,139,048

Luxembourg - 0.1%
ArcelorMittal	3,915	88,723
Tenaris SA - ADR	1,969	62,693
		151,416

Macao - 0.0%(d)
Sands China Ltd. (b)	20,636	38,721

Netherlands - 6.1%
Adyen NV (b)(c)	266	325,476
Airbus Group SE	5,296	802,195
Argenx SE - ADR (b)	507	261,546
ASML Holding NV	3,446	3,227,868
DSM BV (b)(e)	1,378	176,053
Heineken NV	2,159	191,646
ING Groep NV - ADR (a)	29,713	538,697
Koninklijke Ahold Delhaize NV	8,298	267,440
Prosus NV	12,576	437,098
Shell PLC - ADR (a)	27,333	2,001,322
Stellantis NV	18,832	313,948
Universal Music Group NV	6,501	154,715
Wolters Kluwer NV	2,117	355,354
		9,053,358

New Zealand - 0.3%
Auckland International Airport Ltd.	11,149	49,632
Fisher & Paykel Healthcare Corp. Ltd.	4,949	95,284
Infratil Ltd.	9,050	58,062
Mercury NZ Ltd.	5,662	23,184
Meridian Energy Ltd.	10,545	40,793
Spark New Zealand Ltd.	15,680	40,314
Xero Ltd. (b)	1,200	108,435
		415,704

Norway - 0.6%
Aker BP ASA	2,638	64,048
AutoStore Holdings Ltd. (b)(c)	7,581	9,547
DNB Bank ASA	7,604	157,159
Equinor ASA - ADR (a)	8,400	223,104
Gjensidige Forsikring ASA	1,618	27,375
Kongsberg Gruppen ASA	753	75,641
Mowi ASA	3,787	63,935
Norsk Hydro ASA	11,452	63,397
Orkla ASA	6,387	53,915
Salmar ASA	600	34,535
Telenor ASA	5,357	63,829
Var Energi ASA	4,674	14,917
Yara International ASA	1,397	39,821
		891,223

Portugal - 0.1%
EDP SA	25,252	103,850

Singapore - 1.2%
CapitaLand Investment Ltd.	20,349	41,103
DBS Group Holdings Ltd.	17,156	469,623
Grab Holdings Ltd. - Class A (b)	17,698	58,403
Jardine Cycle & Carriage Ltd.	779	15,129
Keppel Ltd.	11,769	58,462
Oversea-Chinese Banking Corp. Ltd.	33,000	366,612
Sea Ltd. - ADR (b)	2,921	191,910
Singapore Airlines Ltd.	11,401	59,449
Singapore Technologies Engineering Ltd.	13,002	42,993
Singapore Telecommunications Ltd.	60,355	139,069
United Overseas Bank Ltd.	13,036	315,489
Wilmar International Ltd.	25,583	60,862
		1,819,104

South Korea - 0.1%
Coupang, Inc. (a)(b)	9,709	201,462

Spain - 2.0%
Amadeus IT Holding SA	3,830	251,769
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	50,203	529,140
Banco Santander SA - ADR	136,904	663,984
CaixaBank SA	34,436	200,728
Cellnex Telecom SA (c)	4,995	173,960
EDP Renovaveis SA	2,568	39,854
Iberdrola SA	49,684	654,925
Industria de Diseno Textil SA	9,524	462,388
Naturgy Energy Group SA	1,569	37,663
		3,014,411

Sweden - 2.9%
Alfa Laval AB	2,462	108,741
Assa Abloy AB - Class B	8,428	256,479
Atlas Copco AB - Class A	21,942	390,519
Atlas Copco AB - Class B	13,272	207,646
Epiroc AB (b)	5,329	99,522
Epiroc AB - Class B (b)	3,313	55,654
EQT AB	2,925	94,749
Essity AB - Class B	5,129	144,303
Evolution AB (c)	1,632	158,107
H & M Hennes & Mauritz AB - Class B	5,248	81,470
Hexagon AB - Class B	17,876	181,945
Industrivarden AB - Class A	1,325	45,407
Industrivarden AB - Class C	1,284	43,511
Investment AB Latour - Class B	1,169	34,309
Investor AB (b)	15,461	438,600
L E Lundbergforetagen AB - Class B	620	31,321
Nibe Industrier AB - Class B (b)	13,032	57,206
Sandvik AB	9,173	187,756
Skandinaviska Enskilda Banken AB - Class A	14,210	218,938
Skandinaviska Enskilda Banken AB - Class C	179	2,818
Spotify Technology SA (b)	1,242	427,173
Svenska Cellulosa AB SCA - Class B	5,100	69,338
Svenska Handelsbanken AB - Class A	13,393	135,316
Svenska Handelsbanken AB - Class B	302	3,731
Swedbank AB - Class A	7,800	166,063
Telefonaktiebolaget LM Ericsson - ADR (a)	26,490	182,516
Telia Co. AB	19,719	57,320
Volvo AB - Class A	1,628	42,292
Volvo AB - Class B	13,540	345,542
Volvo Car AB (b)	4,567	12,934
		4,281,226

Switzerland - 8.1%
ABB Ltd.	13,854	769,921
Alcon, Inc.	4,250	403,720
Cie Financiere Richemont SA	4,599	702,097
DSM-Firmenich AG	72	9,199
Givaudan SA	72	353,294
Glencore PLC	96,427	532,786
Holcim AG	4,645	435,209
Kuehne + Nagel International AG	482	149,638
Lonza Group AG	630	421,603
Nestle SA - ADR	22,483	2,270,558
Novartis AG - ADR (a)	17,068	1,902,741
Roche Holding AG - ADR (a)	50,347	2,039,557
Sika AG	1,361	413,688
STMicroelectronics NV	5,618	186,051
UBS Group AG	26,357	800,544
Zurich Insurance Group AG	1,258	692,527
		12,083,133

United Kingdom - 10.1%
3i Group PLC	8,274	332,713
Anglo American PLC	11,375	343,642
ARM Holdings PLC - ADR (a)(b)	789	113,750
Ashtead Group PLC	3,840	276,542
Associated British Foods PLC	2,882	91,957
AstraZeneca PLC - ADR	26,680	2,111,722
BAE Systems PLC - ADR	6,462	431,339
Barclays PLC - ADR	29,911	356,539
BP PLC - ADR	23,927	846,777
British American Tobacco PLC - ADR	18,141	646,545
BT Group PLC	48,298	87,453
Coca-Cola Europacific Partners PLC (a)	1,761	129,909
Compass Group PLC	15,157	466,861
Diageo PLC - ADR (a)	4,808	599,798
GSK PLC - ADR (a)	17,547	680,297
Haleon PLC - ADR (a)	29,434	269,321
HSBC Holdings PLC - ADR (a)	32,036	1,446,425
Imperial Brands PLC	7,499	206,688
Legal & General Group PLC	50,802	151,319
Lloyds Banking Group PLC - ADR	136,802	414,510
London Stock Exchange Group PLC	3,442	419,033
National Grid PLC - ADR	8,122	523,463
NatWest Group PLC - ADR (a)(b)	22,608	215,680
Reckitt Benckiser Group PLC	6,300	338,374
RELX PLC - ADR (a)	16,341	771,785
Rio Tinto PLC - ADR	9,676	630,488
SSE PLC	9,301	224,849
Standard Chartered PLC	18,660	184,038
Tesco PLC	60,622	258,424
Unilever PLC - ADR	21,561	1,323,845
Vodafone Group PLC - ADR	18,999	177,831
		15,071,917

United States - 0.3%
Flex Ltd. (a)(b)	3,437	110,499
Waste Connections, Inc.	2,197	390,561
		501,060
TOTAL COMMON STOCKS (Cost $118,753,033)		140,147,208

EXCHANGE TRADED FUNDS - 4.7%	Shares	Value
iShares MSCI South Korea ETF (a)	104,915	6,982,093
TOTAL EXCHANGE TRADED FUNDS (Cost $6,371,151)		6,982,093

REAL ESTATE INVESTMENT TRUSTS - 0.4%	Shares	Value
Australia - 0.3%
Goodman Group	15,129	347,265
Scentre Group	44,115	100,106
		447,371

Hong Kong - 0.1%
Link REIT	21,775	91,974

Japan - 0.0%(d)
Nippon Building Fund, Inc.	10	38,650

Singapore - 0.0%(d)
CapitaLand Integrated Commercial Trust	42,985	66,888
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $504,509)		644,883

PREFERRED STOCKS - 0.3%	Shares	Value
Germany - 0.3%
Bayerische Motoren Werke AG	500	42,938
Dr Ing hc F Porsche AG (c)	779	58,813
Henkel AG & Co. KGaA	1,387	118,735
Sartorius AG	230	65,391
Volkswagen AG	1,563	174,569
TOTAL PREFERRED STOCKS (Cost $501,863)		460,446

WARRANTS - 0.0%(d)	Contracts	Value
Canada - 0.0%(d)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00 (b)(e)	162	0
TOTAL WARRANTS (Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 19.9%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (f)	29,657,510	29,657,510
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $29,657,510)		29,657,510

TOTAL INVESTMENTS - 119.5% (Cost $155,788,066)		177,892,140
Liabilities in Excess of Other Assets - (19.5)%		(29,042,206)
TOTAL NET ASSETS - 100.0%		$148,849,934

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ARM Adjustable Rate Mortgage
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $29,442,283 which represented 19.8% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $981,139 or 0.7% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $176,053 or 0.1% of net assets as of July 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Trendpilot International ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$139,971,155	$–	$176,053		$140,147,208
Exchange Traded Funds	6,982,093	–	–		6,982,093
Real Estate Investment Trusts	644,883	–	–		644,883
Preferred Stocks	460,446	–	–		460,446
Warrants	–	–	–	(a)	–	(a)
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		29,657,510
Total Investments	$148,058,577	$–	$176,053		$177,892,140

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTIN(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2024
Common Stocks	$155,443	$-	$20,610	$-	$-	$-	$-	$176,053
Warrants	$0	$-	$-	$-	$-	$-	$-	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTIN	Fair Value as of 7/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$176,053	US Line	Delisting	115.95 EUR
Warrants	$0	US Line	Delisting	4,246.97 CAD

(a) Table presents information for two securities: DSM BV, which has been valued between 98.2 EUR and 115.6 EUR and Constellation Software, Inc. which has been valued between 0.00 CAD and 4,471.67 CAD throughout the period.